Organization and Description of Business	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Cuentas, Inc. (the “Company”) together with its subsidiaries, is focused on financial technology (“FINTECH”) services, delivering mobile banking, online banking, prepaid debit and digital content services to unbanked, underbanked and underserved communities. The Company derives its revenue from the sales of prepaid and wholesale calling minutes. Additionally, The Company has an agreement with Interactive Communications International, Inc. (“InComm”) a leading processor of general purpose reloadable (“GPR”) debit cards, to market and distribute a line of GPR cards targeted towards the Latin American market.

The Company was incorporated under the laws of the State of Florida on September 21, 2005 to act as a holding company for its subsidiaries. Its subsidiaries are Meimoun and Mammon, LLC (100% owned) (“M&M”), Next Cala, Inc (94% owned) (“Cala”), NxtGn, Inc. (65% owned) (“NxtGn”) and Cuentas Mobile LLC (formerly Next Mobile 360, LLC. - 100% owned). Additionally, Next Cala, Inc. had a 60% interest in NextGlocal Inc. (“Next Glocal”), a subsidiary formed in May 2016 and which was dissolved on September 27, 2019. Tel3, a business segment of Meimoun and Mammon , LLC provides prepaid calling cards to consumers directly and operates in a complimentary space as Meimoun and Mammon, LLC. On October 23, 2017, the Company acquired 100% of the outstanding shares in Limecom, Inc, (“Limecom” and such acquisition, the “Limecom Acquisition”) from Heritage Ventures Limited (“Heritage”). On January 30, 2019, the Company exercised a right to rescind the Acquisition, principally in an effort to reduce the Company’s continuing debt obligations associated with the Acquisition.

M&M was formed under the laws of the State of Florida on May 21, 2001 as a real estate investment company. During the year ended December 31, 2010, M&M began winding down real estate operations and commenced the business of providing telecommunications services. M&M acquired telecom registrations, licenses and authorities to provide telecom services to the retail and wholesale markets including sales of prepaid long-distance telecom services and Mobile Virtual Network Operator (known as MVNO) services. The services are sold under the brand name Cuentas Mobile and through the subsidiary of the same name.

Next Cala was formed under the laws of Florida on July 10, 2009 for the purpose of offering prepaid and reloadable debit cards to the retail market. Cala serves consumers in the underbanked and unbanked populations through Incomm, a leading provider of third-party gift cards, general purpose reloadable (known as GPR) debit cards and payment remittance services worldwide.

NxtGn was formed under the laws of Florida on August 24, 2011 to develop a high definition telepresence product (known as AVYDA) which allows users to connect with celebrities, public figures, healthcare and education applications via a mobile phone, tablet or personal computer. NxtGn has entered into a joint venture with telephony platform industry leader Telarix, Inc. to develop and market the AVYDA Powered by Telarix™ HD telepresence platform. The AVYDA Powered by Telarix™ product is marketed throughout the world by the Telarix sales force.

On December 6, 2017, the Company completed the formation of SDI NEXT Distribution LLC (“SDI NEXT”), in which the Company owns 51% a membership interest. The remainder of the membership interests of SDI are owned by Fisk Holdings, LLC (“Fisk”), a non-related party of the Company. The Company acts as the Managing Member of SDI NEXT. Under SDI NEXT’s Operating Agreement, the Company will contribute a total of $500 to SDI Next. Fisk will contribute 30,000 active point of sale locations for distribution of retail telecommunications and prepaid financial products and services to include, but not be limited to: prepaid general-purpose reloadable cards, prepaid gift cards, prepaid money transfer, prepaid utility payments, and other prepaid products.

On October 23, 2017, the Company, completed the acquisition 100% of the outstanding shares of Limecom, Inc. (“Limecom”). Limecom is a global telecommunication company, providing services to telecommunication providers from all over the world. Limecom operates a network built on internet protocol (“IP”) switching equipment. It was organized as a Florida limited liability company on November 21, 2014 and was known as Limecom LLC. On September 29, 2015, Limecom converted into a Florida corporation. The Limecom Acquisition was completed for total consideration of $3,927,000 which included an issuance of 172,683 shares of the Company’s common stock per value $0.001 (the “Common Stock”), which were valued at $1,295,000 as of the acquisition date.

Pursuant to the Share Purchase Agreement, dated September 19, 2017 (the “Limecom Purchase Agreement”), the Company had rights to rescind the Limecom Acquisition. On January 29, 2019, the Company and Heritage entered into an amendment to the Limecom Purchase Agreement (the “Amendment”) under which the parties agreed to extend the right of the Company to rescind the Limecome Acquisition at its discretion, and in connection therewith to return the shares of Limecom to Heritage in consideration for the following:

(a) The 138,147 shares of Common Stock previously issued to Heritage and its stockholders will not be returned to the Company, and the remaining 34,537 shares Common Stock owed to Heritage will not be issued to Heritage. Instead, it was agreed that the Company will issue an additional 90,000 shares of Common Stock as directed by Heritage. The Company also agreed to issue 20,740 shares of the Company’s restricted Common Stock to several Limecom employees in exchange for salaries due to them.

(b) The $1,807,000 payment due by the Company under the Limecom Purchase Agreement will be cancelled.

(c) The Employment Agreement with Orlando Taddeo as International CEO of Limecom will be terminated.

(d) Heritage and Limecom agreed that the intercompany loans in the amount of $231,000 will be cancelled.

On January 30, 2019, the Company rescinded the acquisition of Limecom, Inc. Therefore, and in accordance with ASC Topic 360, the Company recorded in 2018 an asset impairment charges of $1,917 which is included in the consolidated statements of operations within loss on disposal and impairment of assets; $1,334 of the total impairment charge related to Goodwill and the remaining $583 related to intangible assets

Pro forma results

The following are unaudited pro forma financial information for the year ended December 31, 2018 and presents the condensed consolidated statements of operations of the Company due to the rescission of the Limecome Acquisition as described above, as if the Limecom Acquisition had not occurred. The unaudited pro forma financial information is not intended to represent or be indicative of the Company’s condensed consolidated statements of operations that would have been reported had the Limecom Acquisitions not been completed as of the beginning of the period presented and should not be taken as indicative of the Company’s future condensed consolidated statements of operations.

Year Ended
December 31,
2018 (In thousands)
Revenues	$1,088
Net Income before controlling Interest	334
Net Income	353
Basic net income earnings per common share (in U.S Dollars)	0.30
Diluted net income earnings per common share (in U.S Dollars)	$0.27

GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of December 31, 2019, the Company had approximately $16 in cash and cash equivalents, approximately $3,752 in negative working capital, and an accumulated deficit of approximately $19,390. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Company’s ability to continue as a going concern is dependent upon raising capital from financing transactions and revenue from operations. Management anticipates their business will require substantial additional investments that have not yet been secured. Management is continuing in the process of fund raising in the private equity and capital markets as the Company will need to finance future activities. These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern.

REVERSE SPLIT

The Company completed a reverse stock split of its common stock, by filing articles of amendment to its Articles of Incorporation (the “Articles of Amendment”) with the Secretary of State of Florida to effect the Reverse Stock Split on August 8, 2018. As a result of the reverse stock split, the following changes have occurred (i) every three hundred shares of common stock have been combined into one share of common stock; (ii) the number of shares of common stock underlying each common stock option, common stock warrant or any other convertible instrument of the Company have been proportionately decreased on a 300-for-1 basis, and the exercise price of each such outstanding stock option, common warrant or any other convertible instrument of the Company have been proportionately increased on a 300-for-1 basis. Accordingly, all option numbers, share numbers, warrant numbers, share prices, warrant prices, exercise prices and losses per share have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 300-for-1 reverse stock split. No fractional shares were issued as a result of the reverse stock split. In lieu of issuing fractional shares, each holder of common stock who would otherwise have been entitled to a fraction of a share was entitled to receive one full share for the fraction of a share to which he or she was entitled.